UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3181

                      (Investment Company Act File Number)


                      Federated Short-Term Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  6/30/07


                Date of Reporting Period:  Quarter ended 3/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED SHORT-TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS-96.9%
                  ALABAMA--2.5%
  $   650,000     Health Care Authority for Baptist Health, AL, Revenue Bonds, (Series 2006D), 5.00%, 11/15/2010       $     669,266
      500,000     Health Care Authority for Baptist Health, AL, Revenue Bonds, (Series 2006D), 5.00%, 11/15/2011             517,695
      550,000     Health Care Authority for Baptist Health, AL, Revenue Bonds, (Series 2006D), 5.00%, 11/15/2012             572,094
    1,000,000     Mobile, AL IDB, PCR Refunding Bonds, (Series 1994A), 4.65% (International Paper Co.), 12/1/2011          1,019,820
    1,000,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds, (Series 2006), 4.50%            1,009,500
                  (Jackson Hospital & Clinic, Inc.), 3/1/2012
    1,000,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds, (Series 2006), 4.50%            1,007,880
                  (Jackson Hospital & Clinic, Inc.), 3/1/2013
    1,170,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds, (Series 2006), 4.50%            1,176,669
                  (Jackson Hospital & Clinic, Inc.), 3/1/2014
                      TOTAL                                                                                                5,972,924
                  ARIZONA-0.8%
    2,000,000 1,2 Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.),                2,003,320
                  Mandatory Tender 3/1/2008
                  ARKANSAS-1.2%
    1,190,000     Jefferson County, AR, PCR Refunding Bonds, (Series 2006), 4.60% (Entergy Arkansas, Inc.),                1,203,982
                  10/1/2017
    1,595,000     Pulaski County, AR, Hospital Refunding Revenue Bonds, (Series 2002B), 4.75% (Arkansas Children's         1,610,822
                  Hospital), 3/1/2008
                      TOTAL                                                                                                2,814,804
                  CALIFORNIA-1.9%
    3,000,000     California Health Facilities Financing Authority, INS Revenue Bonds, (Series 2006), 4.25%                3,018,420
                  (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011
        5,000     Delta Counties, CA Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998A), 4.85%                 5,030
                  (MBIA Insurance Corp. INS), 12/1/2008
    1,500,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds, (Series            1,552,335
                  2007A-1), 5.00%, 6/1/2012
                      TOTAL                                                                                                4,575,785
                  COLORADO-7.6%
    2,490,000     Adonea, CO Metropolitan District No. 2, Revenue Bonds, (Series 2005B), 4.375% (Compass Bank,             2,524,337
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
      210,000     Beacon Point, CO Metropolitan District, Revenue Bonds, (Series 2005B), 4.375% (Compass Bank,               214,122
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    1,770,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds, (Series 2004A), 5.00%             1,823,171
                  (Evangelical Lutheran Good Samaritan Society), 6/1/2010
    1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds, (Series 2004B), 3.75% TOBs          992,350
                  (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009
      500,000     Colorado Health Facilities Authority, Revenue Bonds, (Series 2005), 5.00% (Covenant Retirement             513,445
                  Communities, Inc.), 12/1/2010
    1,300,000     Colorado Health Facilities Authority, Revenue Bonds, (Series 2005), 5.00% (Covenant Retirement           1,340,820
                  Communities, Inc.), 12/1/2011
    2,135,000     Colorado Health Facilities Authority, Revenue Bonds, (Series 2005), 5.00% (Covenant Retirement           2,210,451
                  Communities, Inc.), 12/1/2012
    1,710,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          1,768,567
                  Assurance Inc. INS), 12/1/2009
    2,700,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          2,822,094
                  Assurance Inc. INS), 12/1/2010
    2,705,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital          2,853,207
                  Assurance Inc. INS), 12/1/2011
      200,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds, (Series 2001A), 5.25%,                   201,320
                  12/1/2007
      560,000     High Plains, CO Metropolitan District, Revenue Bonds, (Series 2005B), 4.375% (Compass Bank,                570,993
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
                      TOTAL                                                                                               17,834,877
                  CONNECTICUT--1.2%
    2,630,000     Connecticut State, Refunding UT GO Bonds, (Series 2001E), 5.00%, 11/15/2011                              2,782,040
                  DELAWARE-0.3%
      635,000     Delaware Health Facilities Authority, Revenue Bonds, (Series 2005A), 5.00% (Beebe Medical                  652,361
                  Center), 6/1/2010
                  DISTRICT OF COLUMBIA--0.4%
    1,000,000     District of Columbia, Ballpark Revenue Bonds, (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012               1,055,220
                  FLORIDA-5.1%
    2,625,000   1 Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009                            2,593,474
    1,000,000     Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012                                                     1,038,280
    1,000,000     Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds, (Series 2005B), 5.00%         1,035,440
                  (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010
    2,000,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds, (Series 2006), 5.00% (XL               2,080,740
                  Capital Assurance Inc. INS), 7/1/2010
    3,445,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds, (Series 2006), 5.00% (XL               3,619,558
                  Capital Assurance Inc. INS), 7/1/2011
    1,000,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds,         1,029,280
                  (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                  10/15/2009
      640,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds,           670,387
                  (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                  10/15/2011
                      TOTAL                                                                                               12,067,159
                  GEORGIA--4.1%
      935,000     Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical              956,019
                  Center, Inc.), 12/1/2009
      935,000     Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical              961,741
                  Center, Inc.), 12/1/2010
    2,855,000     Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle        2,864,507
                  Bank, N.A. LOC), Mandatory Tender 6/1/2011
    5,000,000     East Point, GA, 4.50% TANs, 12/31/2007                                                                   5,003,800
                      TOTAL                                                                                                9,786,067
                  ILLINOIS--2.1%
        5,000     Chicago, IL SFM, Collateralized SFM Revenue Bonds, (Series 1997B), 5.10% (GNMA Home Mortgage                 5,016
                  Program COL), 9/1/2007
       25,000     Illinois Development Finance Authority IDB, Mortgage Revenue Refunding Bonds, (Series 1997A),               25,065
                  5.20% (MBIA Insurance Corp. INS)/(FHA LOC), 7/1/2008
      250,000     Illinois Finance Authority, Revenue Refunding Bonds, (Series 2006A), 5.00% (Lutheran Hillside              256,155
                  Village), 2/1/2010
      760,000     Illinois Finance Authority, Revenue Refunding Bonds, (Series 2006A), 5.00% (Lutheran Hillside              784,008
                  Village), 2/1/2011
      800,000     Illinois Finance Authority, Revenue Refunding Bonds, (Series 2006A), 5.00% (Lutheran Hillside              830,184
                  Village), 2/1/2012
    3,050,000     Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50%           3,091,419
                  (FSA INS), 12/30/2007
                      TOTAL                                                                                                4,991,847
                  INDIANA--1.2%
      815,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds, (Series 2005), 5.00%             832,433
                  (Baptist Homes of Indiana), 11/15/2009
      860,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds, (Series 2005), 5.00%             883,452
                  (Baptist Homes of Indiana), 11/15/2010
    1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, (Series 2006B),           1,029,870
                  5.00% (Clarian Health Partners, Inc.), 2/15/2010
                      TOTAL                                                                                                2,745,755
                  IOWA--1.4%
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds, (Series 2006A),           1,016,100
                  5.00% (Care Initiatives), 7/1/2009
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds, (Series 2006A),           1,035,710
                  5.25% (Care Initiatives), 7/1/2011
    1,255,000     Iowa Higher Education Loan Authority, Revenue Notes (Series 2006C), 4.95% RANs (Dordt College,           1,256,707
                  Inc.), 5/24/2007
                      TOTAL                                                                                                3,308,517
                  KANSAS--4.9%
    3,000,000     Burlington, KS, Refunding Revenue Bonds, (Series 1998B), 4.75% TOBs (Kansas City Power And Light         3,008,190
                  Co.), Mandatory Tender 10/1/2007
      350,000     Lawrence, KS, Hospital Revenue Bonds, (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012          365,400
    2,105,000     Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25%            2,215,049
                  (FSA INS), 9/1/2010
    2,600,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009                                  2,600,468
    3,165,000     Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds, (Series 2005A), 5.00% (FGIC INS),            3,340,942
                  10/1/2011
                      TOTAL                                                                                               11,530,049
                  LOUISIANA--2.9%
    2,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds, (Series 2006B),             2,055,300
                  5.00% (AMBAC INS), 6/1/2009
    4,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds, (Series 2006B),             4,186,040
                  5.25% (AMBAC INS), 6/1/2010
      500,000     Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),               499,000
                  Mandatory Tender 4/1/2008
                      TOTAL                                                                                                6,740,340
                  MASSACHUSETTS--0.7%
    1,500,000     Commonwealth of Massachusetts, Construction Loan LT GO Bonds, (Series 2001C), 5.00%, 12/1/2010           1,569,930
                  MICHIGAN--4.5%
      500,000     Kent Hospital Finance Authority, MI, Revenue Bonds, (Series 2005A), 5.00% (Metropolitan Hospital           508,480
                  ), 7/1/2009
    2,500,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/                    2,519,625
                  (United States Treasury COL), 10/1/2007
      300,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, (Series 2006A),           305,514
                  5.00% (Henry Ford Health System, MI), 11/15/2008
      750,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, (Series 2006A),           788,565
                  5.00% (Henry Ford Health System, MI), 11/15/2012
    3,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2008                                    3,064,110
    1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010                                    1,046,330
    1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013                                    1,088,000
    1,285,000     Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Series 2004G), 4.75%          1,306,318
                  (Covenant Medical Center, Inc.), 7/1/2009
                      TOTAL                                                                                               10,626,942
                  MINNESOTA--1.3%
    1,530,000     Minneapolis, MN Health Care System, Revenue Bonds, (Series 2002A), 5.00% (Allina Health System,          1,539,654
                  MN), 11/15/2007
      270,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds, (Series                277,206
                  2006), 5.00% (HealthPartners Obligated Group), 5/15/2010
      300,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds, (Series                309,849
                  2006), 5.00% (HealthPartners Obligated Group), 5/15/2011
      300,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds, (Series                311,412
                  2006), 5.00% (HealthPartners Obligated Group), 5/15/2012
      300,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds, (Series 2005), 5.00%            305,874
                  (Gillette Children's Specialty Healthcare), 2/1/2009
      225,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds, (Series 2005), 5.00%            230,495
                  (Gillette Children's Specialty Healthcare), 2/1/2012
                      TOTAL                                                                                                2,974,490
                  MISSISSIPPI--0.4%
    1,000,000     Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, (Series 2007A), 5.00%              1,029,960
                  (Mississippi Baptist Health Systems, Inc.), 8/15/2010
                  MISSOURI--3.8%
    1,500,000     Blue Springs, MO, Neighborhood Improvement LT GO Bonds, (Series 2006A), 4.125%, 3/1/2009                 1,501,755
      960,000     Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds,(Series A), 5.00% (St.                 961,738
                  Francis Medical Center, MO), 6/1/2007
    1,500,000     Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007            1,501,200
    1,250,000     Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007          1,250,675
    1,125,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds, (Series 2007A), 5.00% (Lutheran             1,158,930
                  Senior Services), 2/1/2011
    1,185,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds, (Series 2007A), 5.00% (Lutheran             1,226,985
                  Senior Services), 2/1/2012
    1,240,000     Missouri State HEFA, Senior Living Facilities Revenue Bonds, (Series 2007A), 5.00% (Lutheran             1,287,356
                  Senior Services), 2/1/2013
                      TOTAL                                                                                                8,888,639
                  NEBRASKA--0.9%
      730,000     Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012                    766,945
      700,000     Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH           703,906
                  Health System), 6/1/2010
      725,000     Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health              728,842
                  System), 6/1/2011
                      TOTAL                                                                                                2,199,693
                  NEW JERSEY--5.3%
    1,000,000     Bayonne, NJ Parking Authority, Parking Project Notes (Series 2007), 4.50% BANs (Bayonne, NJ GTD),        1,000,650
                  6/15/2007
      850,000     Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007                           850,110
    1,509,000     Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007                                                     1,513,753
    3,000,000     Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007                                               3,012,360
    1,000,000     Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD Senior Citizen Housing Building           1,001,270
                  Project, 4.50% RANs (West New York, NJ), 10/15/2007
      680,000     New Jersey EDA, Revenue Refunding Bonds, (Series A), 3.70% (Winchester Gardens at Ward                     675,022
                  Homestead)/(Original Issue Yield: 3.80%), 11/1/2008
      705,000     New Jersey EDA, Revenue Refunding Bonds, (Series A), 4.00% (Winchester Gardens at Ward                     701,898
                  Homestead)/(Original Issue Yield: 4.10%), 11/1/2009
    2,000,000     Weehawken Township, NJ, 4.50% TANs, 10/11/2007                                                           2,003,520
    1,864,000     Weehawken Township, NJ, UT GO Notes, 5.00% BANs, 5/18/2007                                               1,865,473
                      TOTAL                                                                                               12,624,056
                  NEW MEXICO--1.6%
    2,450,000     Farmington, NM, Refunding Revenue Bonds, (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC         2,450,441
                  INS) 8/1/2012
    1,335,000     Sandoval County, NM, Incentive Payment Refunding Revenue Bonds, (Series 2005), 4.00% (Intel              1,336,976
                  Corp.), 6/1/2015
                      TOTAL                                                                                                3,787,417
                  NEW YORK--4.2%
    2,220,000     Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009                                 2,213,740
    2,000,000     New York City, NY, UT GO Bonds, (Fiscal 2002 Series F), 5.25%, 8/1/2009                                  2,069,440
    1,000,000     New York City, NY, UT GO Bonds, (Series 2001F), 5.00%, 8/1/2007                                          1,004,320
    2,000,000     New York City, NY, UT GO Bonds, (Series E), 5.00%, 8/1/2007                                              2,008,640
    1,000,000     New York City, NY, UT GO Bonds,(Series F), 5.00%, 8/1/2008                                               1,017,400
    1,610,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds, (Series 2006-1), 4.75% (Original Issue            1,614,653
                  Yield: 4.83%), 6/1/2022
                      TOTAL                                                                                                9,928,193
                  NORTH CAROLINA--3.4%
      525,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,               537,700
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010
      315,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,               325,190
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011
      725,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,               752,876
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012
    1,000,000     North Carolina State, GO UT Bonds, 5.00% (United States Treasury PRF 5/1/2007@102), 5/1/2011             1,021,060
    3,000,000     North Carolina State, UT GO Bonds, (Series 2003), 5.00%, 5/1/2012                                        3,190,650
    2,000,000     North Carolina State, UT GO Bonds, (Series 2006A), 5.00%, 6/1/2014                                       2,164,940
                      TOTAL                                                                                                7,992,416
                  NORTH DAKOTA--0.2%
      500,000     Ward County, ND Health Care Facility, Revenue Bonds, 5.00% (Trinity Obligated Group, ND),                  505,775
                  7/1/2008
                  OHIO--3.3%
    3,100,000     Clark County, OH, Housing Revenue Bonds, (Series 2006), 4.35% TOBs (Lincoln Park Housing                 3,095,381
                  Partnership II LP)/(Transamerica Financial Life Insurance Co. GTD), Mandatory Tender 6/1/2009
    1,215,000     Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds, (Series 2002) ,           1,207,200
                  3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008
    3,555,000     Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue           3,533,777
                  Refunding Bonds, (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                  Tender 4/1/2008
                      TOTAL                                                                                                7,836,358
                  OKLAHOMA--3.8%
    5,000,000     Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series 2002A), 5.00% (FSA INS), 6/1/2012        5,310,300
      960,000     Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds, (Series 2004), 5.00%             981,274
                  (Unity Health Center), 10/1/2009
    2,500,000     Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds, (Series 2006),        2,602,025
                  5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010
                      TOTAL                                                                                                8,893,599
                  PENNSYLVANIA--4.1%
      460,000     Allegheny County, PA IDA, Lease Revenue Bonds, (Series 2006), 4.50% (Residential Resources Inc.            462,916
                  Project), 9/1/2011
      815,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds, (Series 2004A),             807,641
                  3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008
      840,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds, (Series 2004A),             830,130
                  3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009
      865,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds, (Series 2004A),             853,781
                  3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010
      160,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds, (Series 2004B),             158,555
                  3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008
      215,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds, (Series 2004B),             212,474
                  3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009
      220,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds, (Series 2004B),             217,147
                  3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010
    1,075,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan            1,073,785
                  Hospital), 11/15/2008
    1,115,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan            1,112,759
                  Hospital), 11/15/2009
    2,005,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2001A), 5.75%           2,035,235
                  (UPMC Health System), 1/15/2008
      820,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series 2004A), 5.00%             840,074
                  (Philadelphia University), 6/1/2011
      985,000     Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds, (Series              990,467
                  2003B), 4.75% TOBs (Cathedral Village ) 4/1/2011
                      TOTAL                                                                                                9,594,964
                  RHODE ISLAND--1.2%
    1,210,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds,              1,216,510
                  (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007
    1,600,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding           1,660,528
                  Bonds, (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011
                      TOTAL                                                                                                2,877,038
                  SOUTH CAROLINA--1.2%
      780,000     Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds, (Series 2004), 6.00%          796,388
                  (Lexington Medical Center), 5/1/2008
    2,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds, (Series 2002A), 4.25%            2,002,260
                  (International Paper Co.), 10/1/2007
                      TOTAL                                                                                                2,798,648
                  SOUTH DAKOTA--0.4%
      890,000     South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village                 915,792
                  Retirement Community), 9/1/2009
                  TENNESSEE--0.8%
    2,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007                             1,996,060
                  TEXAS--4.6%
    1,000,000     Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019                1,049,480
    2,000,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds, (Series 2003D),             2,017,800
                  4.55% (Waste Management, Inc.), 4/1/2012
    1,000,000     Johnson County, TX, (GO UT), 5.00% (FSA INS), 2/15/2016                                                  1,034,000
    1,000,000     North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%),               1,010,240
                  1/1/2013
    1,000,000     Spring, TX ISD, 5.25% (PSFG GTD), 2/15/2019                                                              1,012,400
    1,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds, (Series 2006), 5.00% (Texas          1,026,040
                  State), 4/1/2009
    2,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds, (Series 2006), 5.00% (Texas          2,114,940
                  State), 4/1/2012
    1,500,000     Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007          1,507,875
                      TOTAL                                                                                               10,772,775
                  VIRGINIA--4.0%
    2,000,000     Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007                 2,003,240
    2,250,000     Hopewell, VA, Public Improvement UT GO Bonds, (Series 2004A), 5.00%, 7/15/2009                           2,257,920
    1,000,000     Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009                                         1,009,430
    1,000,000     Virginia Peninsula Port Authority, Revenue Refunding Bonds, (Series 2003), 3.30% TOBs (Dominion            988,370
                  Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008
    3,000,000     Virginia State, Refunding UT GO Bonds, (Series 2004B), 5.00%, 6/1/2012                                   3,196,350
                      TOTAL                                                                                                9,455,310
                  WASHINGTON--5.1%
    5,000,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds, (Series 2006A), 5.00%, 7/1/2009        5,147,700
    2,500,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds, (Series 2006A), 5.00%, 7/1/2010        2,603,275
    1,310,000     Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007                         1,326,807
      750,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds, (Series 2006),            772,320
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2009
      890,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds, (Series 2006),            925,155
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2010
    1,105,000     Washington State Higher Education Facilities Authority, Revenue Refunding Bonds, (Series 2006),          1,165,620
                  5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2012
                      TOTAL                                                                                               11,940,877
                  WISCONSIN--0.5%
      450,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Wheaton Franciscan HealthCare),                456,003
                  8/15/2008
      350,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012              362,023
      425,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013              440,615
                      TOTAL                                                                                                1,258,641
                  WYOMING--4.0%
    3,650,000     Albany County, WY, PCRBs, (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/                       3,648,175
                  (Union Pacific Corp. GTD), Optional Tender 12/1/2007
    6,000,000     Lincoln County, WY, PCR Refunding Bonds, (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender        5,857,680
                  6/1/2010
                      TOTAL                                                                                                9,505,855
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $228,558,378)                                               228,834,493
                  SHORT-TERM MUNICIPALS--1.8%3
                  MASSACHUSETTS--0.8%
    1,900,000     Massachusetts HEFA, Revenue Bonds, (Series 2006L-2) Daily VRDNs (Children's Hospital Medical             1,900,000
                  Center)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.750%, 4/2/2007
                  TEXAS--1.0%
    2,300,000     Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX),              2,300,000
                  3.770%, 4/2/2007
                      TOTAL SHORT-TERM MUNICIPALS                                                                          4,200,000
                      (IDENTIFIED COST $4,200,000)
                     TOTAL MUNICIPAL INVESTMENTS-98.7%                                                                   233,034,493
                      (IDENTIFIED COST $232,758,378)3
                     OTHER ASSETS AND LIABILITIES-NET-1.3%                                                                 3,163,009
                     TOTAL NET ASSETS-100%                                                                             $ 236,197,502



     Securities that are subject to the federal alternative minimum tax (AMT) represent 4.3% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $4,596,794, which represented 1.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $2,003,320, which represented 0.8% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At March 31, 2007, the cost of investments for federal tax purposes was $232,754,161. The net unrealized appreciation of investments for federal tax purposes was $280,332. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $737,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $457,077.

   Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;


   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2007, is as follows:


SECURITY                                      ACQUISITION DATE  ACQUISITION COST

Florida State Department of Corrections,
Custodial Receipts, 3.00%, 9/10/2009           2/27/2004         $2,625,000






   The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 BANs  --Bond Anticipation Notes
 COL   --Collateralized
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FSA   --Financial Security Assurance
 GANs  --Grant Anticipation Notes
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HEFA  --Health and Education Facilities Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 INS   --Insured
 ISD   --Independent School District
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 RANs  --Revenue Anticipation Notes
 SFM   --Single Family Mortgage
 TANs  --Tax Anticipation Notes
 TOBs  --Tender Option Bonds,
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED SHORT-TERM MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 14, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER
            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        May 14, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 14, 2007